Commitments And Contingencies (Schedule Of Operating Lease Maturity) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
2022	$ 40
2023	32
2024	25
2025	17
2026	10
Thereafter	56
Total undiscounted lease payments	180
Less imputed interest	(10)
Total future minimum lease payments	170
Other Liabilities [Member]
Total future minimum lease payments	$ 170	$ 153